          As filed with the Securities and Exchange Commission on August 2, 2010


                                                      Registration No. 333-70730
                                                                        811-4113

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 24


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 148


                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                            Thomas J. Loftus, Esquire
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                              Boston, MA 02210-2805
                     (Name and Address of Agent for Service)

                                    Copy to:

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:


     [X]  immediately upon filing pursuant to paragraph (b) of Rule 485



     [ ]  on _________, 2010, pursuant to paragraph (b) of Rule 485


     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ]  On,________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

        Supplement dated August 2, 2010 to PROSPECTUSES dated May 3, 2010 and supplemented June 3, 2010

         New Variable Investment Options, Additional Investment Options Available for the Guaranteed Minimum Withdrawal Benefit Riders
                    and New Money Market Portfolio Disclosure

This Supplement applies to VENTURE(R) VARIABLE ANNUITY, VENTURE VANTAGE(R) VARIABLE ANNUITY, VENTURE III(R) VARIABLE ANNUITY and VENTURE VISION(R) VARIABLE ANNUITY Contracts issued before May 3, 2010 by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the "Contracts"). It supplements Contract prospectuses dated May 3, 2010 and supplemented June 3, 2010.

The Supplement announces (1) the availability of Total Bond Market Trust A and Ultra Short Term Bond Trust as the underlying Portfolios for two new Variable Investment Options to the Contracts, (2) the addition of Total Bond Market Trust A and Ultra Short Term Bond Trust as individual Investment Options available to guaranteed minimum withdrawal benefit ("GMWB") Riders, and (3) expanded disclosure for the Money Market Trust.

You should read this Supplement together with the current prospectus for the Contract you purchased (the "Annuity Prospectus") and retain all documents for future reference. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

                         NEW VARIABLE INVESTMENT OPTIONS

Effective August 2, 2010, we are adding Total Bond Market Trust A and Ultra Short Term Bond Trust as the underlying Portfolios for two new Variable Investment Options to the Contracts, except for Ven 1 Contracts sold through the VENTURE(R) VARIABLE ANNUITY prospectus.

We revise the information in the list of Variable Investment Options on the first page of the Annuity Prospectus to include Total Bond Market Trust A and Ultra Short Term Bond Trust.

We revise disclosure in the Annuity Prospectus section entitled "III. Fee Tables
- Portfolio Expense Table" to include information on Total Bond Market Trust A and Ultra Short Term Bond Trust as follows:

                                             DISTRIBUTION
                                                 AND                    ACQUIRED
                                               SERVICE                 PORTFOLIO   TOTAL ANNUAL    CONTRACTUAL       NET
                                               (12B-1)        OTHER     FEES AND     OPERATING       EXPENSE      OPERATING
PORTFOLIO/SERIES            MANAGEMENT FEE      FEES        EXPENSES    EXPENSES     EXPENSES     REIMBURSEMENT    EXPENSES
----------------            --------------   ------------   --------   ---------   ------------   -------------   ---------
TOTAL BOND MARKET TRUST A
Series II                        0.47%          0.25%         0.03%      0.00%         0.75%          0.00%         0.75%
ULTRA SHORT TERM BOND(10)
Series II                        0.55%          0.25%         0.08%      0.00%         0.88%          0.00%         0.88%

(10) For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

We revise disclosure in the subsection entitled "Portfolio Objectives and Strategies" in "IV. General Information about Us, the Separate Accounts and the Portfolios - The Portfolios" to include information on Total Bond Market Trust A and Ultra Short Term Bond Trust as follows:

                               JOHN HANCOCK TRUST

  We show the Portfolio's investment adviser or subadviser ("manager") in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.

The Portfolios available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider
      (see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits").

DECLARATION MANAGEMENT & RESEARCH LLC

Total Bond Market Trust A      Seeks to track the performance of the Barclays
                               Capital U.S. Aggregate Bond Index (which
                               represents the U.S. investment grade bond market).
                               To do this, the Portfolio invests at least 80% of
                               its net assets in securities listed in the
                               Barclays Capital U.S. Aggregate Bond Index.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC

Ultra Short Term Bond Trust    Seeks a high level of current income
                               consistent with the maintenance of liquidity and
                               the preservation of capital. To do this, the
                               Portfolio normally invests at least 80% of its net
                               assets in a diversified portfolio of domestic,
                               investment grade debt securities.

                               Note: The Ultra Short Term Bond Portfolio is not a money market fund. Although the Portfolio seeks to preserve the principal value of your investment, the Portfolio's value fluctuates, and it is possible to lose money by investing in this Investment Option.

  ADDITIONAL INVESTMENT OPTIONS FOR GMWB AND INCOME PLUS FOR LIFE 5.09 SERIES
                                     RIDERS

Effective August 2, 2010, we are adding Total Bond Market Trust A and Ultra Short Term Bond Trust as individual Investment Options available to all versions of the GMWB Riders and, for VENTURE VARIABLE ANNUITY Contracts only, also to the Income Plus For Life 5.09 Series Riders.

                      NEW MONEY MARKET PORTFOLIO DISCLOSURE

Effective August 2, 2010, we are expanded disclosure regarding the Money Market Trust. In the subsection entitled "Portfolio Objectives and Strategies" in "IV. General Information about Us, the Separate Accounts and the Portfolios - The Portfolios," we include the additional Money Market Trust disclosure as follows (additions are underlined, deletions are struck through):

                               JOHN HANCOCK TRUST

  We show the Portfolio's investment adviser or subadviser ("manager") in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.

The Portfolios available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider
      (see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits").

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED

Money Market Trust            Seeks to obtain maximum current income consistent
                              with preservation of principal and liquidity. To do
                              this, the Portfolio invests in high quality, U.S.
                              dollar denominated money market instruments.

                              Note: Although the Money Market Portfolio seeks to preserve the principal value of your investment, it is possible to lose money by investing in this Investment Option. For example, the Money Market
                              Portfolio could lose money if a security purchased by the Portfolio is downgraded, and the Portfolio must sell the security at less than the original cost of the security. Also, the returns of the Money Market Subaccount in your Contract may become extremely low or possibly negative whenever the net income earned, if any, by the underlying
                              Money Market Portfolio is not sufficient to offset the Contract's expense deductions.

You should retain this Supplement for future reference.

                         SUPPLEMENT DATED AUGUST 2, 2010

08/10:   333-70728   033-79112
         333-70730   033-46217
         333-70850   333-83558
         333-71072   333-138846
         333-71074   333-61283

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

        Supplement dated August 1, 2010 to PROSPECTUSES dated May 3, 2010 or dated May 3, 2010 and supplemented June 3, 2010

This Supplement applies to prospectuses for VENTURE(R) VARIABLE ANNUITY, VENTURE VANTAGE(R) VARIABLE ANNUITY, VENTURE III(R) VARIABLE ANNUITY, VENTURE VISION(R) VARIABLE ANNUITY, WEALTHMARK VARIABLE ANNUITY, and WEALTHMARK ML3 VARIABLE ANNUITY Contracts issued before May 3, 2010 by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York. It supplements Contract prospectuses dated May 3, 2010, or Contract prospectuses dated May 3, 2010 and supplemented June 3, 2010.

Effective August 1, 2010, QS Investors, LLC ("QS Investors") succeeded Deutsche Investment Management Americas Inc. as the subadviser to the All Cap Core Portfolio of the John Hancock Trust and as a subadviser to each of the Lifestyle Portfolios of the John Hancock Trust. With respect to each of the Lifestyle Portfolios (i.e., Lifestyle Aggressive Trust, Lifestyle Balanced Trust, Lifestyle Conservative Trust, Lifestyle Growth Trust and Lifestyle Moderate Trust), QS Investors will provide manager optimization services and MFC Global Investment Management (U.S.A.) Limited will continue to provide asset management services to these funds as principal subadviser.

You should read this Supplement together with the current prospectus for the Contract you purchased (the "Annuity Prospectus") and retain all documents for future reference. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

You should retain this Supplement for future reference.

                         SUPPLEMENT DATED AUGUST 1, 2010

08/10:   333-70728   033-79112
         333-70730   033-46217
         333-70850   333-83558
         333-71072   333-138846
         333-71074   333-61283

                                    VERSION A
                           (Venture Variable Annuity)
                          (previously issued contracts)


 (Incorporated by reference to this Registration Statement, File No. 333-70730, filed on April 30, 2010)

                                    VERSION B
                          (Wealthmark Variable Annuity)
                          (previously issued contracts)


 (Incorporated by reference to this Registration Statement, File No. 333-70730, filed on April 30, 2010)

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION


 (Incorporated by reference to this Registration Statement, File No. 333-70730, filed on April 30, 2010)

                            PART C OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE       OLD NAME                                   NEW NAME
--------------       ----------------------------------------   -----------------------------------------------
October 1, 1997      NASL Variable Account                      The Manufacturers Life Insurance Company
                                                                of North America Separate Account A

October 1, 1997      North American Security Life Insurance     The Manufacturers Life Insurance Company
                     Company                                    of North America

November 1, 1997     NAWL Holding Co., Inc.                     Manulife-Wood Logan Holding Co., Inc.

September 24, 1999   Wood Logan Associates, Inc.                Manulife Wood Logan, Inc

January 1, 2005      The Manufacturers Life Insurance Company   John Hancock Life Insurance Company (U.S.A.)
                     (U.S.A.) Separate Account A                Separate Account A

January 1, 2005      The Manufacturers Life Insurance Company   John Hancock Life Insurance Company (U.S.A.)
                     (U.S.A.)

January 1, 2005      Manulife Financial Securities LLC          John Hancock Distributors LLC

January 1, 2005      Manufacturers Securities Services LLC      John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements


          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) Separate Account H - incorporated by reference to Exhibit 24.(a)(1) to Post-Effective Amendment 23 to this Registration Statement, File No. 333-70730, filed on April 30, 2010.



          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A) - incorporated by reference to Exhibit 24.(a)(2) to Post-Effective Amendment 23 to this Registration Statement, File No. 333-70730, filed on April 30, 2010.


     (b)  Exhibits

          (1) (i) Resolution of the Board of Directors of Manufacturers Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H - Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement, file number 333-70728, filed January 2, 2002 (the "Pre-Effective Amendment")

          (2) Agreements for custody of securities and similar investments - NOT APPLICABLE.

          (3) (i) Underwriting Agreement dated August 10, 1995-- Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 033-76162, filed February 25, 1998.

               (ii) Distribution and Servicing Agreement dated February 17,
                    2009, incorporated by reference to Exhibit 24(b)(3)(ii) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009.

               (iii) General Agent and Broker Dealer Selling Agreement,
                    incorporated by reference to Exhibit 24(b)(3)(iii) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009.

          (4)  (i)  (A)  Form of Specimen Flexible Purchase Payment Individual
                         Deferred Variable Annuity Contract, Non-Participating (v20/21) - Incorporated by reference to Exhibit
                         (b)(4)(i)(A) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

                    (B) Form of Specimen Income Plus for Life Rider, incorporated by reference to Exhibit 24. (b)4(i)(B) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

                    (C) Form of Specimen Income Plus for Life - Joint Life Rider, incorporated by reference to Exhibit 24.
                         (b)4(i)(C) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

                    (D) Form of Specimen Principal Plus for Life Rider, incorporated by reference to Exhibit 24. (b)4(i)(D) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

                    (E) Form of Specimen Principal Plus for Life Plus Annual Automatic Step-up Rider, incorporated by reference to
                         Exhibit 24. (b)4(i)(E) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

                    (F) Form of Specimen Principal Returns Rider, incorporated by reference to Exhibit 24. (b)4(i)(F) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

                    (G) Form of Specimen Annual Step Death Benefit Rider, incorporated by reference to Exhibit 24. (b)4(i)(G) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

               (ii) (B) Form of Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating
                         (v7) - Incorporated by reference to Exhibit
                         (b)(4)(i)(B) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

                         (1) Form of Specimen Death Benefit Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (v7) -- Previously filed as Exhibit (b)(4)(ii)(B)(1) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

                         (2)  Form of Specimen Endorsements to Contract (v7):
                              (i) Individual Retirement Annuity Endorsement;
                              (ii) Retirement Equity Act Endorsement; (iii) Tax-sheltered Annuity Endorsement; (iv) Qualified Plan Endorsement Section 401 Plans -- Previously filed as Exhibit (b)(4)(ii)(B)(2) to post-effective amendment no. 4 to Form N-4 (file no.33-76162) filed February 25, 1998.

                    (C) Form of Specimen Death Benefit Endorsement to Venture 3 Contract, Non-Participating -- Previously filed as Exhibit (b)(4)(ii)(C) to post-effective amendment no. 4 to Form N-4 (file no.33-76162) filed February 25, 1998.

                    (D) Form of Fixed Account Endorsement (v20/21) - Previously filed as Exhibit (b)(4)(ii)(E) to post-effective amendment no. 6 to Form N-4 (file no.33-76162) filed March 1, 1999.

                    (E)  Form of Roth Individual Retirement Annuity Endorsement
                         - Previously filed as Exhibit (b)(4)(ii)(F) to post-effective amendment no. 6 to Form N-4 (file no.33-76162) filed March 1, 1999.

               (iii) Form of Guaranteed Income Rider (v20/21) -- Previously
                    filed as Exhibit (b)(4)(iii) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

               (iv) Form of Specimen Income Plus for Life (Quarterly Step-up
                    Review) Rider (BR001NQ.08), incorporated by reference to
                    Exhibit 24.(b)(4)(iv) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.

               (v) Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001Q.08), incorporated by reference to
                    Exhibit 24.(b)(4)(v) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.

               (vi) Form of Specimen Income Plus for Life (Quarterly Step-up
                    Review) Rider (BR002NQ.08), incorporated by reference to
                    Exhibit 24.(b)(4)(vi) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.

               (vii) Form of Specimen Income Plus for Life (Quarterly Step-up
                    Review) Rider (BR002Q.08), incorporated by reference to
                    Exhibit 24.(b)(4)(vii) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.

          (5) (i) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating -- Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed February 28, 2000.

               (ii) Form of Specimen Application for Flexible Purchase Payment
                    Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

               (iii) Form of Specimen Flexible Payment Deferred Variable Annuity
                    Application for Venture (APPVEN0507), incorporated by reference to Exhibit 24.(b)(5)(iii) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.

          (6) (i) Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

               (ii) Certificate of Amendment to Certificate of Incorporation of
                    the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

               (iii) Certificate of Amendment to Certificate of Incorporation of
                    the Company changing its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(iii) to Form N-4, file no. 333-70728, filed May 1, 2007.


               (iv) Amended and Restated By-Laws of John Hancock Life Insurance
                    Company (U.S.A.) effective June 15, 2010, incorporated by reference to Exhibit (b)(6)(iv) to Registration Statement, File No. 333-70728, filed on August 2, 2010.





          (7) (i) Form of Variable Annuity Reinsurance Agreement Contract with Connecticut General Life Insurance Company, effective July 1, 1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

               (ii) Form of Automatic Reinsurance Agreement with Swiss Re Life &
                    Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

               (iii) Amended and Restated Reinsurance Agreement between John
                    Hancock Life Insurance Company (U.S.A.) and Manulife Reinsurance (Bermuda) Limited, effective October 1, 2008, incorporated by reference to Exhibit 24(b)(7)(f) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

               (iv) Form of Coinsurance Agreement with Peoples Security Life
                    Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

               (v) Form of Automatic Reinsurance Agreement (Agreement 2000-14) with AXA Re Life Insurance Company, effective May 1, 2000. - Incorporated by reference to Exhibit (7) (v) to the Pre-Effective Amendment.

                    i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incorporated by reference to Exhibit (7) (v)(i) to post-effective amendment no. 1 to Form N-4, filed number 333-70728, filed April 29, 2002 (the "Post-Effective Amendment No. 1").

                    ii Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit (7)(v)(ii) to Post Effective Amendment No. 1.

                    iii Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incorporated by reference to Exhibit (7)(v)(iii) to Post Effective Amendment No. 1.

               (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21)
                    with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit (7)
                    (vi) to Post Effective Amendment No. 1.

               (vii) Form of Automatic Reinsurance Agreement (Agreement 2001-41)
                    with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to Exhibit (7) (vii) to Post Effective Amendment No. 1.

               (viii) Automatic Reinsurance Agreement No. 2001-47 between John
                    Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company of North America) and AXA Corporate Solutions Life Reinsurance Company, incorporated by reference to Exhibit 24(b)(7)(c)(i) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

               (ix) Automatic Reinsurance Agreement No. 2001-48 between John
                    Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company of North America) and AXA Corporate Solutions Life Reinsurance Company, incorporated by reference to Exhibit 24(b)(7)(c)(ii) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (i)  (A)  CSC Customer Agreement dated June 30, 2004,
                         incorporated by reference to Exhibit 24(b)(8)(a)(i) to Post-Effective Amendment No. 3 to Registration Statement, File No. 333-143073, filed April 1, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 6, 2009.]

                    (B) Addendum No. 2 to the Remote Service Exhibit Number 1 dated July 1, 2006 with CSC, incorporated by reference to Exhibit 24(b)(8)(a)(ii) to Post-Effective Amendment No. 3 to Registration Statement, File No. 333-143073, filed April 1, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 6, 2009.]

               (ii) (A) Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America, incorporated by reference to
                         Exhibit 24(b)(8)(ii)(A) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009.

               (iii)(A) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

                    (B) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

                    (C) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

                    (D) Shareholder Information Agreement dated October 16, 2007 between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and DWS Scudder Distributors, Inc. on behalf of series of the DWS Investments VIT Funds. Incorporated by reference to post-effective amendment number 24 file number 333-70728 filed with the Commission in April, 2008.

                    (E) Participation Agreement dated April 30, 2004 among The Manufacturers Insurance Company (U.S.A.), The Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC, incorporated by reference to Exhibit
                         (26)(H)(1) to Pre-Effective Amendment No. 2 to Registration Statement, File No. 333-152406, filed November 21, 2008.

                    (F) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.) and/or John Hancock Life Insurance Company of New York and Allianz Global Investors Distributors LLC on behalf of PIMCO Funds and Fixed Income Shares dated April 16, 2007, incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement, File No. 333-70728, filed on April 28, 2008.

                    (G) Shareholder Information Agreement dated April 16, 2007 by and between BlackRock Distributors, Inc, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, incorporated by reference to Post-Effective Amendment No. 24, File No. 333-70728, filed on April 28, 2008.

          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to
               Exhibit 24(b)(9) to the Pre-Effective Amendment.


          (10) Written consent of Ernst & Young LLP, independent registered public accounting firm - incorporated by reference to Exhibit 24.(b)(10) to Post-Effective Amendment 23 to this Registration Statement, File No. 333-70730, filed on April 30, 2010.


          (11) All financial statements omitted from Item 23, Financial Statements - NOT APPLICABLE.

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - NOT APPLICABLE.

          (13) Schedules of computation,-- Incorporated by reference to Exhibit
               (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

          (14) Financial Data Schedule - NOT APPLICABLE.


          (15) (i) Powers of Attorney for James R. Boyle, Thomas Borshoff, Ruth Ann Fleming, James D. Gallagher, Scott S. Hartz, Rex Schlaybaugh, Jr., and John G. Vrysen - incorporated by reference to Exhibit 24.(b)(15) to Post-Effective Amendment No. 23 to this Registration Statement, File No. 333-70730, filed on April 30, 2010.



               (ii) Power of Attorney for Steven Finch. [FILED HEREWITH]


Item 25. Directors and Officers of the Depositor.


     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                          EFFECTIVE AS OF JUNE 15, 2010



NAME AND PRINCIPAL BUSINESS
ADDRESS                                    POSITION WITH DEPOSITOR
---------------------------   --------------------------------------------------
James R. Boyle***             Chairman and President
Jonathan Chiel*               Executive Vice President and General Counsel
Thomas Borshoff*              Director
Steven Finch***               Director and Executive Vice President
Ruth Ann Fleming*             Director
James D. Gallagher*           Director and Executive Vice President
Scott S. Hartz***             Director, Executive Vice President, and Chief
                              Investment Officer - U.S. Investments
Bradford J. Race Jr.*         Director
Rex Schlaybaugh, Jr.*         Director
John G. Vrysen*               Director and Senior Vice President
Marc Costantini*              Executive Vice President
Peter Levitt**                Executive Vice President and Treasurer
Katherine MacMillan**         Executive Vice President
Stephen R. McArthur**         Executive Vice President
Hugh McHaffie*                Executive Vice President
Bob Diefenbacher+             Senior Vice President
Peter Gordon***               Senior Vice President
Allan Hackney*                Senior Vice President and Chief Information
                              Officer
Naveed Irshad**               Senior Vice President
Gregory Mack*                 Senior Vice President
Ronald J. McHugh*             Senior Vice President
Lynne Patterson*              Senior Vice President and Chief Financial Officer
Craig R. Raymond*             Senior Vice President, Chief Actuary, and Chief
                              Risk Officer
Diana L. Scott*               Senior Vice President
Alan R. Seghezzi***           Senior Vice President
Bruce R. Speca*               Senior Vice President
Tony Teta***                  Senior Vice President
Brooks Tingle***              Senior Vice President
Emanuel Alves*                Vice President, Counsel, and Corporate Secretary
John C. S. Anderson***        Vice President
Roy V. Anderson*              Vice President
Arnold Bergman*               Vice President
Stephen J. Blewitt***         Vice President
Robert Boyda*                 Vice President
John E. Brabazon***           Vice President
George H. Braun***            Vice President
Thomas Bruns*                 Vice President
Tyler Carr*                   Vice President
Robert T. Cassato*            Vice President

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                          EFFECTIVE AS OF JUNE 15, 2010



NAME AND PRINCIPAL BUSINESS
ADDRESS                       POSITION WITH DEPOSITOR
---------------------------   --------------------------------------------------
Kevin J. Cloherty*            Vice President
Brian Collins+                Vice President
Art Creel*                    Vice President
George Cushnie**              Vice President
John J. Danello*              Vice President
Willma Davis***               Vice President
Anthony J. Della Piana***     Vice President
Brent Dennis***               Vice President
Robert Donahue++              Vice President
John Egbert*                  Vice President
David Eisan++                 Vice President
Edward Eng**                  Vice President
Carol Nicholson Fulp*         Vice President
Paul Gallagher+++             Vice President
Wayne A. Gates++              Vice President
Ann Gencarella***             Vice President
Richard Harris**              Vice President and Appointed Actuary
John Hatch*                   Vice President
Kevin Hill***                 Vice President
E. Kendall Hines***           Vice President
Eugene Xavier Hodge, Jr.***   Vice President
James C. Hoodlet***           Vice President
Roy Kapoor**                  Vice President
Mitchell Karman***            Vice President, Chief Compliance Officer, and
                              Counsel
Frank Knox*                   Vice President, Chief Compliance Officer - Retail
                              Funds/Separate Accounts
Jonathan Kutrubes*            Vice President
Cynthia Lacasse***            Vice President
Denise Lang**                 Vice President
Robert Leach*                 Vice President
David Longfritz*              Vice President
Nathaniel I. Margolis***      Vice President
John Maynard+                 Vice President
Steven McCormick**            Vice President
Janis K. McDonough***         Vice President
Scott A. McFetridge***        Vice President
William McPadden***           Vice President
Maureen Milet***              Vice President and Chief Compliance Officer -
                              Investments
Peter J. Mongeau+             Vice President
Steven Moore**                Vice President
Curtis Morrison***            Vice President
Colm D. Mullarkey***          Vice President
Tom Mullen*                   Vice President
Scott Navin***                Vice President
Nina Nicolosi*                Vice President
Frank O'Neill*                Vice President
Jacques Ouimet+               Vice President
Gary M. Pelletier***          Vice President
Steven Pinover*               Vice President
Krishna Ramdial**             Vice President, Treasury
S. Mark Ray***                Vice President
Jill Rebman**                 Vice President
Mark Rizza*                   Vice President
Ian R. Roke*                  Vice President
Andrew Ross**                 Vice President
Thomas Samoluk*               Vice President

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                          EFFECTIVE AS OF JUNE 15, 2010



NAME AND PRINCIPAL BUSINESS
ADDRESS                       POSITION WITH DEPOSITOR
---------------------------   --------------------------------------------------
Jonnie Smith****              Vice President
Yiji S. Starr*                Vice President
Gaurav Upadhya**              Vice President
Simonetta Vendittelli++       Vice President
Peter de Vries**              Vice President
Karen Walsh*                  Vice President
Linda A. Watters*             Vice President
Joseph P. Welch+              Vice President
Jeffery Whitehead*            Vice President and Controller
Henry Wong***                 Vice President
Randy Zipse***                Vice President



*    Principal business office is 601 Congress Street, Boston, MA 02210



**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5



***  Principal business office is 197 Clarendon Street, Boston, MA 02117



**** Principal business office is 164 Corporate Drive Portsmouth, NH 03801



+    Principal business office is 200 Berkeley Street, Boston, MA 02116



++   Principal business office is 380 Stuart Street, Boston, MA 02116



+++  Principal business office is 200 Clarendon Street, Boston, MA 02116

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), operated as a unit investment trust. Registrant supports benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2009, appears below:

                            MANULIFE FINANCIAL CORPORATION
              PRINCIPAL SUBSIDIARIES -POST-MERGER DECEMBER 31, 2009

FOR EXTERNAL USE


                                                       __________________
                                                      |                  |
                                                      |Manulife Financial|
                                                      |    Corporation   |
                                                      |     (Canada)     |
                                                      |__________________|
                                                               |
                                                               |........................................................
                                                               |                                                       .
                                                       ________|_________                                         _____._______
                                                      |                  |                                       |             |
                                                      | The Manufacturers|                                       |John Hancock |
                                                      |  Life Insurance  |                                       | Reassurance |
                                                      |      Company     |                                       |Company, Ltd.|
                                                      |     (Canada)     |                                       | (Bermuda)   |
                                                      |__________________|                                       |_____________|
                                                               |
                                                               |
                                                               |-----------------------------------------------------------------
                                                               |                                                                 |
 ______________________________________________________________|______________________                                           |
|                  |                  |                      .  |                     |                                          |
|                  |                  |                      .  |                     |                                          |
|                  |                  |                      .  |                     |                                          |
|    ___________   |   ____________   |     ______________   .  |   _______________   |   ____________                           |
|   |           |  |  |            |  |    |              |  .  |  |               |  |  |            |                          |
|   |    NAL    |  |  | MFC Global |  |    |   Manulife   |  .  |  |    Manulife   |  |__|    MLI     |                          |
|   | Resources |  |  | Investment |  |    |   Insurance  |  .  |  |    Holdings   |     | Resources  |                          |
|---|Management |  |--| Management |  |    |  (Thailand)  |  .  |__|    (Bermuda)  |     |    Inc.    |                          |
|   |  Limited  |  |  |  (U.S.A.)  |  |    |    Public    |...     |     Limited   |     | (Alberta)  |                          |
|   | (Canada)  |  |  |   Limited  |  |    |    Company   |98.25%__|    (Bermuda)  |     |____________|                          |
|   |___________|  |  |  (Canada)  |  |    |    Limited   |     |  |_______________|           .                                 |
|                  |  |____________|  |    |  (Thailand)  |     |                              .                                 |
|                  |                  |    |______________|     |                              ......................            |
|                                                 |             |                              .                    .            |
|                  |                  |           |99.9999%     |                              .                    . 45.76%     |
|    __________    |   ____________   |     ______|_______      |   _______________       _____.______          ____.________    |
|   |          |   |  |            |  |    |              |     |  |               |     |            |        |             |   |
|   | Manulife |   |  | MFC Global |  |    |   Manulife   |     |  | Manufacturers |     |  Manulife  |        |   Manulife  |   |
|   |  Bank of |   |  |    Fund    |  |    |     Asset    |     |--|  P&C Limited  |     |    Life    |    ----|   Holdings  |   |
|---|  Canada  |   |--| Management |  |    |  Management  |     |  |  (Barbados)   |     |  Insurance |   |    |    Berhad*  |   |
|   | (Canada) |   |  |  (Europe)  |  |    |  (Thailand)  |     |  |_______________|     |   Company  |   |    |  (Malaysia) |   |
|   |__________|   |  |   Limited  |  |    |    Company   |     |                        |   (Japan)  |   |    |_____________|   |
|                  |  |  (England) |  |    |    Limited   |     |                        |____________|   |                      |
|                  |  |____________|  |    |  (Thailand)  |     |                              |          |                      |
|                  |        |         |    |______________|     |                              |          |                      |
|                           |         |                         |                              |          |                      |
|    __________    |   _____|______   |     ______________      |   _______________       _____|______    |     _____________    |
|   |          |   |  |            |  |    |              |     |  |               |     |            |   |    |             |   |
|   | Manulife |   |  | MFC Global |  |    |   Manulife   |     |  | Manufacturers |     | MFC Global |   |    |   Manulife  |   |
|   |  Canada  |   |  | Investment |  |----|   (Vietnam)  |     |--|      Life     |     | Investment |   |----|   Insurance |   |
|---|   Ltd.   |   |--| Management |  |    |    Limited   |     |  |  Reinsurance  |     | Management |   |    |    Berhad   |   |
|   | (Canada) |   |  |  (Europe)  |  |    |   (Vietnam)  |     |  |    Limited    |     |   (Japan)  |   |    |  (Malaysia) |   |
|   |__________|   |  |   Limited  |  |    |______________|     |  |   (Barbados)  |     |   Limited  |   |    |_____________|   |
|                  |  |  (England) |  |           |             |  |_______________|     |   (Japan)  |   |                      |
|                  |  |___________ |  |           |             |                        |____________|   |     ______________   |
|                  |                  |           |             |                                         |    |              |  |
|                  |                  |           |             |                                         |    |Manulife Asset|  |
|    ___________   |   ____________   |     ______|_______      |   _______________                       |    |  Management  |  |
|   |           |  |  |            |  |    |              |     |  |               |                       ----|  (Malaysia)  |  |
|   |   First   |  |  |  Berkshire |  |    |   Manulife   |     |  |   Manulife    |                           |    Sdn Bhd   |  |
|   |   North   |  |  |  Insurance |  |    |    Vietnam   |     |  | International |                           |  (Malaysia)  |  |
|---| American  |  |--|  Services  |  |    |     Fund     |      --|   Holdings    |                           |______________|  |
|   | Insurance |  |  |    Inc.    |  |    |  Management  |        |    Limited    |                                             |
|   |  Company  |  |  |  (Ontario) |  |    |    Company   |        |   (Bermuda)   |                                             |
|   | (Canada)  |  |  |____________|  |    |    Limited   |        |_______________|                                             |
|   |___________|  |        |         |    |   (Vietnam)  |               |                                                      |
|                  |        |         |    |______________|               |--------------------                                  |
|                  |        |         |                                   |                    |                                 |
|    ___________   |   _____|______   |     _____________           ______|________       _____|______                           |
|   |           |  |  |            |  |    |              |        |               |     |            |                          |
|   |    FNA    |  |  |     JH     |  |    |   Manulife   |        |   Manulife    |     |  Manulife  |                          |
|---| Financial |  |  | Investments|  |----|  (Singapore) |        |(International)|     |    Asset   |                          |
|   |   Inc.    |  |  | (Delaware) |  |    |   Pte. Ltd.  |        |    Limited    |     | Management |                          |
|   | (Canada)  |  |  |     LLC    |  |    |  (Singapore) |        |   (Bermuda)   |     |   (Asia)   |                          |
|   |___________|  |  | (Delaware) |  |    |______________|        |_______________|     |   Limited  |                          |
|         |        |  |____________|  |                                   |              | (Barbados) |                          |
|         |        |                  |                                   | 51%          |____________|                          |
|         |        |                  |                                   |                    |                                 |
|    _____|_____   |   ____________   |     ______________          ______|________       _____|______                           |
|   |           |  |  |            |  |    |              |        |               |     |            |                          |
|   | Elliott & |  |  |  Manulife  |  |    |   Manulife   |        |   Manulife-   |     |  Manulife  |                          |
|   |   Page    |  |  | Securities |  |    |     Asset    |        |   Sinochem    |     |    Asset   |                          |
|   |  Limited  |  |--| Investment |  |    |  Management  |        |     Life      |     | Management |                          |
|   | (Ontario) |  |  |  Services  |  |----|  (Singapore) |        | Insurance Co. |     | (Hong Kong)|                          |
|   |___________|  |  |    Inc.    |  |    |     Pte.     |        | Ltd. (China)  |     |   Limited  |                          |
|                  |  |  (Canada)  |  |    |     Ltd.     |        |_______________|     | (Hong Kong)|                          |
|                  |  |____________|  |    |  (Singapore) |                              |____________|                          |
|                  |                  |    |______________|                                    |                                 |
|                  |                  |                                                        |                                 |
|    ___________   |   ____________   |     ______________                                _____|_______                          |
|   |           |  |  |            |  |    |              |                              |             |                         |
|   |    EIS    |  |  |  Manulife  |  |    |      The     |                              |  Manulife   |                         |
|   | Services  |  |  | Securities |  |    | Manufacturers|                              |    Asset    |                         |
 ---| (Bermuda) |   --|Incorporated|  |----|     Life     |                              | Management  |                         |
    |  Limited  |     |  (Ontario) |  |    | Insurance Co.|                              |(Taiwan) Co.,|                         |
    | (Bermuda) |     |____________|  |    |   (Phils.),  |                              |    Ltd.     |                         |
    |___________|                     |    |     Inc.     |                              |  (Taiwan)   |                         |
                                      |    | (Philippines)|                              |_____________|                         |
                                      |    |______________|                                                                      |
                                      |                                                                                          |
                                      |     _______________                                                                      |
                                      |    |               |                                                                     |
                                      |    |  PT Asuransi  |                                                                     |
                                      |    | Jiwa Manulife |                                                                     |
                                       ----|  Indonesia (1)|                                                                     |
                                        95%|  (Indonesia)  |                                                                     |
                                           |_______________|                                                                     |
                                                   .                                                                             |
                                                   .                                                                             |
                                            _______._______                                                                      |
                                           |               |                                                                     |
                                           |  PT Manulife  |                                                                     |
                                           |     Aset      |                                                                     |
                                           |   Manajemen   |                                                                     |
                                           |   Indonesia   |                                                                     |
                                           |  (Indonesia)  |                                                                     |
                                           |_______________|                                                                     |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                        -----------------------------------------------------------------------------------------
                                       |
                                       |
                                _______|_____
                               |              |
                               |   Manulife   |
                               |   Holdings   |
                               |   (Alberta)  |
                               |    Limited   |
                               |   (Alberta)  |
                               |______________|
                                      |
                                      |
                                ______|_______
                               |              |
                               | John Hancock |
                               |   Holdings   |
                               |  (Delaware)  |
                               |      LLC     |
                               |  (Delaware)  |
                               |______________|
                                      |
                                      |
                                ______|_______
                               |              |
                               |      The     |
                               | Manufacturers|
                               |  Investment  |
                               |  Corporation |
                               |  (Michigan)  |
                               |______________|
                                      |
                                      |----------------------------------------------------------------------------
                                ______|_______                                           ____|______        _______|_________
                               |              |                                         |           |      |                 |
                               | John Hancock |                                         |  Manulife |      |  John Hancock   |
                               |     Life     |                                         |Reinsurance|      | International,  |
                          -----|   Insurance  |-----------------------                  |  Limited  |      |      Inc.       |
                         |     |    Company   |                       |                 | (Bermuda) |      | (Massachusetts) |
                         |     |   (U.S.A.)   |                       |                 |___________|      |_________________|
                         |     |  (Michigan)  |                       |                                            |
                         |     |______________|                       |                                            | 50%
                         |                                            |                                     _______|_________
                         |                                            |                                    |                 |
                         |      _______________               ________|_______                             |  John Hancock   |
                         |     |               |             |                |                            |   Tianan Life   |
                         |     | John Hancock  |             |  John Hancock  |                            |Insurance Company|
                         |     | Life & Health |       ------|Subsidiaries LLC|                            |     (China)     |
                         |-----|   Insurance   |      |      |   (Delaware)   |                            |_________________|
                         |     |    Company    |      |      |________________|
                         |     |(Massachusetts)|      |
                         |     |_______________|      |
                         |                            |
                         |                            |
                         |      ______________        |       ________________
                         |     |              |       |      |                |
                         |     | John Hancock |       |      |  John Hancock  |
                         |-----| Distributors |       |      |    Financial   |
                         |     |      LLC     |       |------|  Network, Inc. |
                         |     |  (Delaware)  |       |      | (Massachusetts)|
                         |     |______________|       |      |________________|
                         |                            |
                         |                            |
                         |      ______________        |       ________________
                         |     |              |       |      |                |
                         |     | John Hancock |       |      | Hancock Natural|
                         |     |     Life     |       |------| Resource Group,|
                         |-----|   Insurance  |       |      | Inc. (Delaware)|
                         |     |    Company   |       |      |________________|
                         |     |  of New York |       |
                         |     |  (New York)  |       |
                         |     |______________|       |
                         |            |               |
                         |            | 38%           |
                         |      ______|_______        |       ________________
                         |     |              |       |      |                |
                         |     | John Hancock |       |      |   Declaration  |
                          -----|  Investment  |       |------|  Management &  |
                           57% |  Management  |       |      |  Research LLC  |
                               | Services, LLC|       |      |   (Delaware)   |
                               |  (Delaware)  |       |      |________________|
                               |______________|       |
                                     /.\ 5%           |
                                      .               |       ________________
                                      .               |      |                |
                                      .               |      |  The Berkeley  |
                                      .                ------|    Financial   |
                                      .                      |    Group LLC   |
                                      .......................|   (Delaware)   |
                                                             |________________|
                                                                     .
                                                                     .
                                                              _______.________
                                                             |                |
                                                             |  John Hancock  |
                                                             |    Funds LLC   |
                                                             |   (Delaware)   |
                                                             |________________|

........ Indirect Control
_______ Direct Control

Prepared by: Corporate Tax
Date: March 23, 2010

(1) PT Asuransi Jiwa Manulife Indonesia holds indirectly the remaining 5% of its own equity.

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

Item 27. Number of Contract Owners.


As of JUNE 30, 2010, there were 131,750 qualified contracts and 96,710 non-qualified contracts of the series offered hereby outstanding.


Item 28. Indemnification.

     Article XII of the Restated Articles of Redomestication of the Company provides as follows:

     No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

          i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

          ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

          iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

          iv) a transaction from which the director derived an improper personal benefit; or

          v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

     If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

     Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                          CAPACITY IN WHICH ACTING
--------------------------                                          ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H     Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A     Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N     Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I     Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L     Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M     Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A  Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B  Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q     Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W     Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X     Principal Underwriter
John Hancock Variable Life Account UV                               Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R     Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account T     Principal Underwriter

John Hancock Variable Life Account S                                Principal Underwriter
John Hancock Variable Life Account U                                Principal Underwriter
John Hancock Variable Life Account V                                Principal Underwriter

     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng**, Steve Finch***, Lynne Patterson*, Christopher M. Walker**, and Karen Walsh*) who have authority to act on behalf of JHD LLC.

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 197 Clarendon St, Boston, MA 02116

     (c)  None.

Item 30. Location of Accounts and Records.

     All books and records are maintained at 601 Congress Street, Boston, MA 02210.

Item 31. Management Services.

     None.

Item 32.  Undertakings.

     (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

          John Hancock Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

     (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

          Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of
          Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

     (c)  Undertakings Pursuant to Item 32 of Form N-4

          (1) The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (2) The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (3) The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this amended Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this second day of August, 2010.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
    (Depositor)


By: /s/ James R. Boyle
    ---------------------------------
    James R. Boyle
    Chairman and President

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


By: /s/ James R. Boyle
    ---------------------------------
    James R. Boyle
    Chairman and President

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in their capacities with the Depositor as of this second day of August, 2010.

Signature                               Title
---------                               -----------------------------------------------


/s/ James R. Boyle                      Chairman and President
-------------------------------------   (Principal Executive Officer)
James R. Boyle


/s/ Lynne Patterson                     Senior Vice President & Chief Financial Officer
-------------------------------------   (Principal Financial Officer)
Lynne Patterson


/s/ Jeffery J. Whitehead                Vice President & Controller
-------------------------------------   (Principal Accounting Officer)
Jeffery J. Whitehead


                  *                     Director
-------------------------------------
Thomas Borshoff


                  *                     Director
-------------------------------------
Ruth Ann Fleming


                  *                     Director
-------------------------------------
Steven Finch


                  *                     Director
-------------------------------------
James D. Gallagher


                  *                     Director
-------------------------------------
Scott S. Hartz


                                        Director
-------------------------------------
Bradford J. Race, Jr.


                  *                     Director
-------------------------------------
Rex Schlaybaugh, Jr.


                  *                     Director
-------------------------------------
John Vrysen


*/s/ Thomas J. Loftus                   Senior Counsel - Annuities
-------------------------------------
Thomas J. Loftus
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

   ITEM NO.        DESCRIPTION
-------------   -----------------
24(b)(15)(ii)   Power of Attorney